UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-02351

PACIFIC AMERICAN INCOME SHARES, INC.

(Exact Name of Registrant as Specified In Its Charter)

Address of Principal Executive Offices:

385 East Colorado Boulevard

Pasadena, CA 91101

Name and address of agent for service:

Richard M. Wachterman, Esq.

Legg Mason Wood Walker, Incorporated

100 Light Street

Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: December 31, 2004

Date of reporting period: December 31, 2004

Item 1 – Report to Shareholders

Pacific American Income Shares, Inc.

Annual Report to Shareholders

December 31, 2004

Annual Report to Shareholders

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

General Market Performance

Stronger-than-expected economic activity, higher-than-expected inflation, and a moderate tightening of monetary policy drove short- and intermediate-term yields substantially higher this year, while bond yields were steady to somewhat lower. The yield curve flattened significantly in the process, which we believed approached more normal levels by year-end. Considering that both core and headline consumer price inflation rates roughly doubled from their levels of 2003, and the economy enjoyed a second year of above-trend growth, we believe the bond market’s stability in the face of these pressures was remarkable. Bolstered by a stronger economy both here and abroad, and generally accommodative monetary policies, investment grade credit spreads tightened, with spreads on lower-quality issuers and emerging market bonds narrowing significantly as yield-starved investors found them increasingly attractive against a backdrop of favorable economic and policy fundamentals. Despite higher short-term yields and a flatter curve, spreads on mortgage-backed issues tightened, and we believe the mortgage-backed securities sector delivered good risk-adjusted performance overall. Treasury Inflation-Protected Securities (“TIPS”) enjoyed strong performance as real yields declined relative to nominal yields, and inflation proved to be higher than we expected.

Fund PerformanceA

Total return on market value measures investment performance in terms of appreciation or depreciation in market value per share, plus dividends and any capital gain distributions. Total return on net asset value measures investment performance in terms of appreciation or depreciation in net asset value per share, plus dividends and any capital gain distributions. Average annual returns for Pacific American Income Shares, Inc (“PAI” or the “Fund”) and two comparative indices for various periods ended December 31, 2004, are presented below:

	One Year	Five Years	Ten Years
Total Fund Investment Return Based on:
Market Value	+10.41%	+13.66%	+10.44%
Net Asset Value	+7.80%	+10.28%	+9.93%
Lehman Credit IndexB	+5.24%	+8.63%	+8.41%
Lehman U.S. Treasury IndexC	+3.54%	+7.48%	+7.43%

With its traditional emphasis on the attractive yields available in the BBB sector of the corporate bond market, and a moderate exposure to high yield and emerging market bonds, we believe the portfolio was well-positioned to benefit from this market environment. The Fund recorded a total return (based on net asset value) of 7.80% for the period, outpacing the returns on the Lehman Credit Index of 5.24% and the returns on the Lehman U.S. Treasury Index of 3.54%. The Fund’s performance also exceeded the average return of 7.26% for the 18 funds in the portfolio’s BBB Corporate Debt peer group as reported by Lipper Inc., as of December 31, 2004. The Fund’s long-term performance remains excellent, ranking #1 for 5 years, #2 for 10 years, and #1 for 15 years among the 14 funds in its Lipper peer group, which is based on total returns. The Fund’s share price rose from $15.35 to $15.44 for the year, and the Fund’s discount to net asset improved from -7.2% to -5.4% over the period, which we believe reflects improved investor interest in corporate bond funds. In an environment where money market funds are yielding 2% or so, the Fund’s dividends paid to its shareholders represented an annualized yield of 6.1% based on the December 31, 2004, closing share price, in addition to a $0.52 per share long-term capital gains distribution.D

Western Asset Management Company

January 26, 2005

A	Past performance does not guarantee future results. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than the original cost. Calculations are based on net asset value or market values and assume reinvestment of dividends and capital gain distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.
B	This index consists of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. The index includes both corporate (industrial, utility and finance) and non-corporate (sovereign, supranational, foreign agency, and foreign local government) sectors.
C	This index is the U.S. Treasury component of the Lehman U.S. Government Index, and excludes Treasury bills and certain special issues such as flower bonds, targeted investor notes, and state and local government series. Coupon issues that have been stripped are reflected in the index based on the underlying coupon issue rather than in stripped form.
D	Money Market funds are subject to less risk than the Fund because money market funds generally invest only in the highest-grade short-term financial instruments while the Fund invests in debt instruments with longer maturities and generally lower credit quality.

Annual Report to Shareholders

FUND HIGHLIGHTS

(Amounts in Thousands, except per share amounts)

	December 31
	2004	2003
Net Asset Value	$153,289	$155,139
Per Share	$16.33	$16.52
Net Investment Income	$8,805	$8,663
Per Share	$0.94	$0.92
Dividends Paid:
Ordinary Income	$8,756	$9,190
Per Share	$0.93	$0.98
Capital Gains	$4,882	—
Per Share	$0.52	—

The Fund

Pacific American Income Shares, Inc. (“PAI” or the “Fund”) is a closed-end, diversified management investment company which seeks for its shareholders a high level of current income through investment in a diversified portfolio of debt securities. Substantially all of the net investment income is distributed to the shareholders. A Dividend Reinvestment Plan is available to those shareholders of record desiring it. The Fund’s common shares are listed on the New York Stock Exchange (“NYSE”) where they are traded under the symbol PAI, and price quotations can be found in publications under the abbreviation PacAmShrs.

Investment Policies

The Fund’s investment policies provide that its portfolio must be invested as follows:

•	At least 75% in debt securities rated within the four highest grades, and in government securities, bank debt, commercial paper, cash or cash equivalents.

•	Up to 25% in other fixed income securities, convertible bonds, convertible preferred and preferred stock.

•	Not more than 25% in securities restricted as to resale.

Dividend Reinvestment Plan

PAI and EquiServe Trust Company, N.A. (“EquiServe” or the “Agent”), as the Transfer Agent and Registrar of the Fund, offer two convenient ways to add shares of the Fund to your account. First, PAI offers to all shareholders a Dividend Reinvestment Plan (“Plan”). Under the Plan, cash distributions (e.g., dividends and capital gains) are automatically invested in shares of PAI unless the shareholder elects otherwise. Second, the Fund offers to registered shareholders (those who own shares in their own name on the Fund’s records) the option to purchase additional whole and partial shares of PAI—the Optional Cash Investment Service (“Optional Cash Investment Service”).

As a participant in the Dividend Reinvestment Plan, you will automatically receive your dividend or net capital gains distribution in newly issued shares of PAI, if the market price of the shares on the date of the distribution is at or above the net asset value (“NAV”) of the shares. The number of shares to be issued to you will be determined by dividing the amount of the cash distribution to which you are entitled (net of any applicable withholding taxes) by the greater of the NAV per share on such date or 95% of the market price of a share on such date. If the market price of a share on such distribution date is below the NAV, the Agent will, as agent for the participants, buy shares of PAI stock through a broker on the open market. All shares of common stock acquired on your behalf through the Plan will be automatically credited to an account maintained on the books of the Agent. Full and fractional shares will be voted by EquiServe in accordance with your instructions.

Optional Cash Investment Service

Under the Optional Cash Investment Service (offered to registered shareholders only), funds received from shareholders for stock purchases will be pooled once per month. The Agent will then purchase shares of PAI stock through a broker on the open market. For the purposes of making purchases, the Agent will commingle each participant’s funds with those of all participants in the Plan. The price per share of shares purchased for each participant’s account with respect to a particular dividend or other distribution will be the average price (including brokerage commissions, transfer taxes and any other costs of purchase) of all shares

Annual Report to Shareholders

purchased with respect to that dividend or other distribution. The Agent will hold the total shares purchased for all participants in its name or the name of its nominee and will have no responsibility for the value of such shares after their purchase.

Beneficial shareholders (those who own shares held in a brokerage, bank or other financial institution account) are not eligible to participate in this option because there is no way to make payments through a broker, bank or nominee. A beneficial shareholder may, however, have his or her shares taken out of “street name” and re-register such shares in his or her own name, becoming a registered shareholder in order to participate. If you wish to do so, please contact your broker, bank or nominee.

Additional Information Regarding the Plan and the Optional Cash Investment Service

PAI will pay all costs applicable to the Plan and Optional Cash Investment Service, with the exceptions noted below. Brokerage commissions, transfer taxes and any other costs of purchase or sale by the Agent under the Plan or Optional Cash Investment Service will be charged to participants. In the event PAI determines to no longer pay such costs, the Agent will terminate the Plan and Optional Cash Investment Service and may, but is not obligated to, offer a new plan under which it would impose a direct service charge on participants.

All shares acquired through the Plan or the Optional Cash Investment Service receive voting rights and are eligible for any stock split, stock dividend, or other rights accruing to shareholders that the Board of Directors may declare.

You may terminate participation in the Plan or the Optional Cash Investment Service at any time by giving written notice to the Agent. Such termination will be effective prior to the record date next succeeding the receipt of such instructions or by a later date of termination specified in such instructions. Upon termination, a participant may request a certificate for the full shares credited to his or her account or may request the sale of all or part of such shares. If the participant instructs the Agent to sell the shares credited to the participant’s account, the Agent may accumulate such shares and those of any other terminating participants for purposes of such sale. Brokerage charges, transfer taxes, and any other costs of sale will be allocated pro rata among the selling participants. Any such sale may be made on any securities exchange where such shares are traded, in the over-the-counter market or in negotiated transactions, and may be subject to such terms of price, delivery, etc., as the Agent may agree to. Fractional shares credited to a terminating account will be paid for in cash at the current market price at the time of termination.

Dividends and other distributions invested in additional shares under the Plan are subject to income tax just as if they had been received in cash. After year end, dividends paid on the accumulated shares will be included in the Form 1099-DIV information return to the Internal Revenue Service (“IRS”) and only one Form 1099-DIV will be sent to each participant each year.

Inquiries regarding the Plan and the Optional Cash Investment Service, as well as notices of termination, should be directed to EquiServe Trust Company, N.A., P.O. Box 43011, Providence, RI 02940-3011—Investor Relations telephone number 1-866-290-4386.

Annual Certifications

In May 2004, the Fund submitted a CEO annual certification to the NYSE in which the Fund’s principal executive officer certified that he was not aware, as of the date of the certification, of any violation by the Fund of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related Securities and Exchange Commission (“SEC”) rules, the Fund’s principal executive and principal financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Fund’s disclosure controls and procedures and internal control over financial reporting.

Proxy Voting

You may request a free description of the policies and procedures that the Fund uses to determine how proxies relating to the Fund’s portfolio securities are voted by calling 1-800-799-4932 or by writing to the Fund, or you may obtain a copy of these policies and procedures (and other information regarding the Fund) from the SEC’s web site (http://www.sec.gov). You may request a free report regarding the Fund’s voting of proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling 1-800-799-4932 or by writing to the Fund, or you may obtain a copy of this report (and other information relating to the Fund) from the SEC’s website (http://www.sec.gov).

Annual Report to Shareholders

FUND HIGHLIGHTS—Continued

IMPORTANT TAX INFORMATION 2004

The portion of dividends attributable to interest earned on direct obligations of the U.S. government is exempt from state income tax in many states. The percentage of such interest earned by the Company for each quarter and for the year ended December 31, 2004, is as follows:

First Quarter 2004	Second Quarter 2004	Third Quarter 2004	Fourth Quarter 2004	Year Ended December 31, 2004
0.06%	0.22%	1.12%	1.48%	0.70%

Annual Report to Shareholders

PORTFOLIO DIVERSIFICATION

December 31, 2004

The pie chart and bar chart above represent the Company’s assets as of December 31, 2004. The Company’s portfolio is actively managed, and its portfolio composition, credit quality breakdown, and other portfolio characteristics will vary from time to time.

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may obtain a free copy of the Fund’s Form N-Q by calling 1-800-799-4932 or by writing to the Fund, or you may obtain a copy of this report (and other information relating to the Fund) from the SEC’s website (http://www.sec.gov). Additionally, the Fund’s Form N-Q can be viewed or copied at the SEC’s Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room can be obtained by calling 1-800-SEC-0330.

A	Ratings shown are expressed as a percentage of the portfolio. Standard & Poor’s Ratings Services provides capital markets with credit ratings for the evaluation and assessment of credit risk.
B	Expressed as a percentage of the portfolio.

Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS

December 31, 2004

(Amounts in Thousands)

Pacific American Income Shares, Inc.

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Long-Term Securities	96.5%

Corporate Bonds and Notes	64.6%

Aerospace/Defense	1.2%
Northrop Grumman Corporation		7.750%	2/15/31	$280	$359
Raytheon Company		5.375%	4/1/13	295	307A
Raytheon Company		6.400%	12/15/18	610	673
Systems 2001 Asset Trust		6.664%	9/15/13	486	539B

					1,878

Auto Parts and Equipment	0.3%
American Axle & Manufacturing Inc.		5.250%	2/11/14	300	288A
Lear Corporation		8.110%	5/15/09	200	227

					515

Automotive	0.6%
Ford Motor Company		7.450%	7/16/31	190	191
Ford Motor Company		8.900%	1/15/32	260	296
General Motors Corporation		8.250%	7/15/23	190	198
General Motors Corporation		8.375%	7/15/33	260	269A

					954

Banking and Finance	6.6%
Boeing Capital Corporation		5.800%	1/15/13	500	539
Ford Motor Credit Company		6.500%	1/25/07	790	822
Ford Motor Credit Company		7.375%	10/28/09	1,425	1,537
Ford Motor Credit Company		7.250%	10/25/11	1,615	1,732
Ford Motor Credit Company		7.000%	10/1/13	580	615A
Fuji Co., Ltd.		9.870%	6/30/08	620	725A,B
General Motors Acceptance Corporation		6.125%	8/28/07	1,050	1,081
General Motors Acceptance Corporation		5.625%	5/15/09	510	510
Household Finance Corporation		4.625%	1/15/08	970	993
Household Finance Corporation		4.125%	11/16/09	820	816
SB Treasury Company LLC		9.400%	6/30/08	600	691B,C

					10,061

Banks	2.4%
Bank of America Corporation		3.375%	2/17/09	1,075	1,053
Bank of America Corporation		7.800%	9/15/16	250	305
BankAmerica Capital III		2.640%	1/15/27	215	208D
CBA Capital Trust I		5.805%	6/30/15	1,390	1,447B
Chase Capital II		2.660%	2/1/27	725	681A,D

					3,694

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued

Building Materials	0.5%
American Standard, Inc.		8.250%	6/1/09	$500	$578
Nortek, Inc.		8.500%	9/1/14	225	235B

					813

Cable	1.9%
Comcast Corporation		7.050%	3/15/33	160	183A
Cox Communications, Inc.		7.125%	10/1/12	1,120	1,255
CSC Holdings Inc.		7.250%	7/15/08	700	739
TCI Communications, Inc.		8.750%	8/1/15	160	204
Tele-Communications, Inc.		9.800%	2/1/12	375	483

					2,864

Casino Resorts	0.4%
Harrah’s Operating Company, Inc.		5.500%	7/1/10	340	352
Caesars Entertainment, Inc.		8.125%	5/15/11	250	289

					641

Chemicals	0.8%
FMC Corporation		10.250%	11/1/09	265	304
The Dow Chemical Company		7.375%	11/1/29	800	971

					1,275

Computer Services and Systems	0.7%
Electronic Data Systems Corporation		7.125%	10/15/09	600	661A
Electronic Data Systems Corporation		7.450%	10/15/29	420	454

					1,115

Consumer Products	0.1%
The Clorox Company		5.000%	1/15/15	130	132B

Containers and Packaging	0.2%
Graphic Packaging International Corp.		9.500%	8/15/13	200	228

Diversified Financial Services	0.9%
Capital One Financial Corporation		8.750%	2/1/07	350	384A
Capital One Financial Corporation		7.125%	8/1/08	90	99A
CIT Group Inc.		3.875%	11/3/08	5	5
General Electric Capital Corporation		6.750%	3/15/32	500	585
IBJ Preferred Capital Corp. LLC		8.790%	6/30/08	110	124B
iStar Financial Inc.		6.000%	12/15/10	230	243

					1,440

Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Pacific American Income Shares, Inc.—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued

Diversified Services	0.4%
SPX Corporation		7.500%	1/1/13	$505	$548

Electric	2.2%
AEP Texas Central Company		5.500%	2/15/13	420	436
American Electric Power Company, Inc.		5.250%	6/1/15	490	495
Dominion Resources, Inc.		5.125%	12/15/09	210	217
FirstEnergy Corp.		6.450%	11/15/11	60	65
FirstEnergy Corp.		7.375%	11/15/31	710	811
Southern California Edison Company		8.000%	2/15/07	375	409
System Energy Resources, Inc.		4.875%	10/1/07	380	388
Tampa Electric Company		6.375%	8/15/12	145	160A
The AES Corporation		9.500%	6/1/09	39	44A
The Cleveland Electric Illuminating Company		5.650%	12/15/13	300	311

					3,336

Energy	7.5%
Alabama Power Company		3.125%	5/1/08	360	353
Calpine Generating Company, LLC		11.169%	4/1/11	45	44A,D
Calpine Generating Company, LLC		11.500%	4/1/11	35	33
CenterPoint Energy, Inc.		6.850%	6/1/15	1,150	1,273
DTE Energy Company		6.375%	4/15/33	330	345A
Exelon Corporation		6.750%	5/1/11	1,500	1,678
MidAmerican Energy Holdings Company		5.875%	10/1/12	500	530
Pacific Gas and Electric Company		6.050%	3/1/34	1,570	1,631
Peabody Energy Corporation		6.875%	3/15/13	285	308
Sempra Energy		2.809%	5/21/08	635	633D
Sithe Independence Funding Corporation		9.000%	12/30/13	1,500	1,683
TXU Corp.		6.375%	6/15/06	1,500	1,557
TXU Energy Co.		2.838%	1/17/06	135	136B,D
TXU Energy Co.		6.125%	3/15/08	500	528
TXU Energy Co.		7.000%	3/15/13	370	413
Xcel Energy, Inc.		7.000%	12/1/10	350	394

					11,539

Environmental Services	0.3%
Waste Management, Inc.		7.375%	5/15/29	415	488

Food, Beverage and Tobacco	2.5%
Altria Group, Inc.		6.375%	2/1/06	75	77
Altria Group, Inc.		7.000%	11/4/13	305	330

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued

Food, Beverage and Tobacco—Continued
Altria Group, Inc.		7.750%	1/15/27	$340	$382
Domino’s, Inc.		8.250%	7/1/11	200	219
Kraft Foods Inc.		6.250%	6/1/12	75	82
Nabisco Incorporated		7.550%	6/15/15	650	782
R.J. Reynolds Tobacco Holdings, Inc.		7.250%	6/1/12	1,360	1,397A
Tyson Foods, Inc.		7.000%	1/15/28	500	541

					3,810

Gas and Pipeline Utilities	2.3%
Dynegy Holdings Inc.		6.875%	4/1/11	1,300	1,251A
Dynegy Holdings Inc.		8.750%	2/15/12	735	770A
The Williams Companies, Inc.		7.500%	1/15/31	102	106
The Williams Companies, Inc.		8.750%	3/15/32	1,250	1,436

					3,563

Health Care	1.4%
Tenet Healthcare Corporation		6.375%	12/1/11	1,465	1,359
Tenet Healthcare Corporation		6.875%	11/15/31	250	213
WellPoint Inc.		5.000%	12/15/14	515	513B

					2,085

Homebuilding	0.1%
Pulte Homes, Inc.		6.250%	2/15/13	145	154

Insurance	0.7%
Loews Corporation		7.000%	10/15/23	1,000	1,013

Investment Banking/Brokerage	2.5%
J.P. Morgan Capital Trust II		7.950%	2/1/27	150	164A
J.P. Morgan Chase & Co.		5.125%	9/15/14	2,100	2,114
Merrill Lynch & Co., Inc.		5.000%	1/15/15	760	757
The Goldman Sachs Group, Inc.		6.345%	2/15/34	755	786

					3,821

Lodging/Hotels	0.3%
Hilton Hotels Corporation		7.625%	12/1/12	450	526

Machinery	0.4%
Case New Holland Incorporated		9.250%	8/1/11	275	306B
Case New Holland Incorporated		9.250%	8/1/11	200	222B

					528

Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Pacific American Income Shares, Inc.—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued

Media	3.1%
AMFM Inc.		8.000%	11/1/08	$210	$236
Liberty Media Corporation		3.990%	9/17/06	1,035	1,048D
Liberty Media Corporation		8.500%	7/15/29	130	150A
Liberty Media Corporation		8.250%	2/1/30	65	74A
News America, Inc.		6.550%	3/15/33	375	399A
Readers Digest Association, Inc.		6.500%	3/1/11	300	313
Sinclair Broadcast Group, Inc.		8.750%	12/15/11	210	229
Time Warner Entertainment Company, L.P.		8.375%	7/15/33	680	878
Time Warner Inc.		6.150%	5/1/07	390	413
Time Warner Inc.		6.875%	5/1/12	270	307
Time Warner Inc.		7.700%	5/1/32	590	722

					4,769

Medical Care Facilities	1.3%
HCA, Inc.		5.250%	11/6/08	105	106
HCA, Inc.		7.875%	2/1/11	250	275
HCA, Inc.		6.300%	10/1/12	180	182
HCA, Inc.		5.750%	3/15/14	995	964
Health Care REIT, Inc.		8.000%	9/12/12	370	434

					1,961

Oil and Gas	5.1%
Amerada Hess Corporation		7.300%	8/15/31	1,440	1,606
Conoco Inc.		6.950%	4/15/29	90	106
ConocoPhillips		4.750%	10/15/12	250	255A
Devon Energy Corporation		7.950%	4/15/32	550	703
El Paso Corporation		7.800%	8/1/31	2,000	1,920
Occidental Petroleum Corporation		6.750%	1/15/12	1,000	1,135A
Ocean Energy Inc.		4.375%	10/1/07	430	436
Panhandle Eastern Pipe Line Company		4.800%	8/15/08	445	455
Valero Energy Corporation		6.875%	4/15/12	215	244
Vintage Petroleum, Inc.		7.875%	5/15/11	250	266
XTO Energy, Inc.		6.250%	4/15/13	560	613

					7,739

Paper and Forest Products	1.8%
Georgia Pacific Corp		8.000%	1/15/24	250	290
Georgia-Pacific Corp.		9.500%	12/1/11	325	401A
International Paper Company		5.500%	1/15/14	490	506
MeadWestvaco Corporation		6.850%	4/1/12	415	469A

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued

Paper and Forest Products—Continued
Weyerhaeuser Company		6.750%	3/15/12	$580	$654
Weyerhaeuser Company		7.375%	3/15/32	390	462

					2,782

Photo Equipment and Supplies	0.5%
Eastman Kodak Company		3.625%	5/15/08	375	365A
Eastman Kodak Company		7.250%	11/15/13	345	372A

					737

Real Estate	0.2%
Forest City Enterprises, Inc.		7.625%	6/1/15	225	238
Socgen Real Estate Co. LLC		7.640%	9/30/07	80	88B

					326

Retail	0.2%
Toys “R” Us, Inc.		6.875%	8/1/06	350	363

Special Purpose	11.5%
Ahold Finance USA, Inc.		8.250%	7/15/10	355	402
Conoco Funding Company		6.350%	10/15/11	420	469
DaimlerChrysler NA Holding Corporation		2.940%	9/10/07	1,570	1,575D
DaimlerChrysler NA Holding Corporation		7.300%	1/15/12	415	471
DaimlerChrysler NA Holding Corporation		6.500%	11/15/13	160	174
Duke Capital Corporation		6.250%	2/15/13	1,200	1,297
NiSource Finance Corp.		3.200%	11/1/06	375	371
PNPP II Funding Corporation		9.120%	5/30/16	2,429	2,857A
Qwest Capital Funding, Inc.		7.250%	2/15/11	2,000	1,960A
Rabobank Capital Funding Trust III		5.254%	12/31/16	390	388A,B,C
Sprint Capital Corporation		4.780%	8/17/06	470	479D
Sprint Capital Corporation		8.750%	3/15/32	1,420	1,892
TCI Communications Financing III		9.650%	3/31/27	3,000	3,470
The Williams Companies, Inc. Credit-Linked Certificates		6.750%	4/15/09	1,740	1,875B

					17,680

Telecommunications	1.4%
BellSouth Corporation		4.750%	11/15/12	320	322
Emmis Operating Company		6.875%	5/15/12	250	261
L-3 Communications Corp.		7.625%	6/15/12	275	302

Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Pacific American Income Shares, Inc.—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued

Telecommunications—Continued
Qwest Corporation		6.875%	9/15/33	$1,000	$920A
Verizon New York Inc.		6.875%	4/1/12	340	382A

					2,187

Telecommunications (Cellular/Wireless)	1.4%
AT&T Wireless Services Inc.		7.500%	5/1/07	500	543
AT&T Wireless Services Inc.		8.125%	5/1/12	95	115
AT&T Wireless Services Inc.		8.750%	3/1/31	475	640
Motorola, Inc.		7.625%	11/15/10	350	406
Nextel Communications, Inc.		5.950%	3/15/14	88	91
Nextel Communications, Inc.		7.375%	8/1/15	285	314

					2,109

Transportation	0.9%
Continental Airlines, Inc.		6.545%	2/2/19	84	84
Continental Airlines, Inc.		7.256%	3/15/20	250	256
Delta Air Lines, Inc.		7.570%	11/18/10	160	158
Delta Air Lines, Inc.		6.417%	7/2/12	400	417
Delta Air Lines, Inc.		6.718%	1/2/23	302	315
Northwest Airlines Corporation		7.575%	3/1/19	85	88
United Airlines, Inc.		7.783%	1/1/14	102	90

					1,408

Total Corporate Bonds and Notes (Identified Cost—$93,706)					99,082
Mortgage-Backed Securities	0.8%

Fixed Rate Securities	0.8%
Glendale Federal Savings Bank 1978-A		9.125%	1/25/08	10	10
Nomura Asset Securities Corporation 1996-MD5		7.120%	4/13/39	1,170	1,222

Total Mortgage-Backed Securities (Identified Cost—$1,179)					1,232
U.S. Government and Agency Obligations	6.7%

Fixed Rate Securities	6.4%
United States Treasury Notes		2.500%	10/31/06	3,200	3,170A
United States Treasury Notes		3.000%	11/15/07	6,680	6,639A

					9,809

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
U.S. Government and Agency Obligations—Continued
Indexed Securities	0.3%
United States Treasury Inflation-Protected Security		0.875%	4/15/10	$544	$539A,E

Total U.S. Government and Agency Obligations (Identified Cost—$10,367)					10,348
U.S. Government Agency Mortgage-Backed Securities	0.1%

Fixed Rate Securities	0.1%
Fannie Mae		8.000%	4/25/06	39	40
Fannie Mae		11.500%	11/1/17	25	28
Fannie Mae		14.000%	2/1/18	45	53
Freddie Mac		10.250%	5/1/09	31	34

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost—$144)					155
Yankee BondsF	24.3%

Banking and Finance	1.1%
Corporacion Andina de Fomento		2.460%	1/26/07	470	471D
HBOS Treasury Services plc		4.000%	9/15/09	420	419B
Mizuho Financial Group		5.790%	4/15/14	750	788B

					1,678

Banks	1.4%
Korea Exchange Bank		13.750%	6/30/10	1,000	1,047B,C
Royal Bank of Scotland Group plc		8.817%	3/31/05	1,000	1,014

					2,061

Cable	0.2%
British Sky Broadcasting Group plc		6.875%	2/23/09	330	362

Diversified Financial Services	0.5%
Encana Holdings Finance Corp		5.800%	5/1/14	770	821

Electric	0.5%
Empresa Nacional de Electricidad S.A.		8.500%	4/1/09	670	762A

Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Pacific American Income Shares, Inc.—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Yankee Bonds—Continued

Foreign Governments	10.8%
Federative Republic of Brazil		14.500%	10/15/09	$180	$240
Federative Republic of Brazil		12.000%	4/15/10	210	259
Federative Republic of Brazil		3.125%	4/15/12	159	151D
Federative Republic of Brazil		3.125%	4/15/12	247	236D
Federative Republic of Brazil		8.000%	4/15/14	2,518	2,576A
Federative Republic of Brazil		11.000%	8/17/40	340	403A
Province of Manitoba		9.500%	9/15/18	730	1,057
Quebec Province		7.220%	7/22/36	980	1,387C
Republic of Bulgaria		8.250%	1/15/15	20	25B
Republic of Bulgaria		8.250%	1/15/15	508	635
Republic of Chile		2.519%	1/28/08	320	322D
Republic of Colombia		10.500%	7/9/10	200	233
Republic of Colombia		11.750%	2/25/20	260	334A
Republic of Panama		9.625%	2/8/11	170	201
Republic of Panama		10.750%	5/15/20	200	260A
Republic of Panama		9.375%	1/16/23	110	127
Republic of Peru		5.000%	3/7/17	463	442C
Republic of Peru		8.750%	11/21/33	90	98A
Republic of South Africa		7.375%	4/25/12	250	286
Republic of South Africa		6.500%	6/2/14	260	285A
Russian Federation		5.000%	3/31/30	1,650	1,707C
Russian Ministry of Finance		3.000%	5/14/06	80	78
United Mexican States		8.375%	1/14/11	1,460	1,715
United Mexican States		11.500%	5/15/26	960	1,469A
United Mexican States		7.500%	4/8/33	1,930	2,084

					16,610

Insurance	0.9%
Axa		8.600%	12/15/30	550	723
Oil Insurance Ltd		5.150%	8/15/33	220	222B
XL Capital Ltd.		5.250%	9/15/14	500	501

					1,446

Manufacturing (Diversified)	1.3%
Tyco International Group SA		6.375%	2/15/06	300	310
Tyco International Group SA		6.375%	10/15/11	1,450	1,601

					1,911

Oil and Gas	1.4%
Gazprom		9.625%	3/1/13	50	59B
Gazprom		9.625%	3/1/13	20	24

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Yankee Bonds—Continued

Oil and Gas—Continued
Petrobras International Finance Company (PIFCO)		9.750%	7/6/11	$345	$414
Petroliam Nasional Berhad		7.125%	8/15/05	150	152B
Petroliam Nasional Berhad		7.625%	10/15/26	1,260	1,538B

					2,187

Special Purpose	3.4%
Aries Vermogensverwaltungs		9.600%	10/25/14	250	307B
Deutsche Telekom International Finance BV		8.750%	6/15/30	500	660
HBOS Capital Fund LP		6.071%	6/30/19	560	600B
Petrozuata Finance, Inc.		8.220%	4/1/17	3,205	3,201B
UFJ Finance Aruba AEC		6.750%	7/15/13	355	396

					5,164

Telecommunications	2.2%
British Telecommunications plc		8.875%	12/15/30	330	442
France Telecom SA		9.250%	3/1/31	560	759
Tele Norte Leste Participacoes S.A.		8.000%	12/18/13	410	422
Telecom Italia S.p.A.		5.250%	11/15/13	750	758
Telecom Italia S.p.A.		4.950%	9/30/14	695	681B
Telus Corporation		7.500%	6/1/07	250	272

					3,334

Telecommunications (Cellular/Wireless)	0.2%
Rogers Wireless Communications Inc.		6.375%	3/1/14	300	297

Utilities	0.4%
United Utilities plc		5.375%	2/1/19	580	572

Total Yankee Bonds (Identified Cost—$33,129)					37,205

Total Long-Term Securities (Identified Cost—$138,525)					148,022

Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Pacific American Income Shares, Inc.—Continued

	% OF NET ASSETS	PAR/ SHARES		VALUE
Investment of Collateral From Securities Lending	20.7%
State Street Navigator Securities Lending Prime Portfolio		31,757	shs	$ 31,757

Total Investment of Collateral From Securities Lending (Identified Cost—$31,757)				31,757
Short-Term Securities	2.1%
Repurchase Agreements	2.1%
Deutsche Bank AG 2.20%, dated 12/31/04, to be repurchased at $1,678 on 1/3/05 (Collateral: $1,715 Federal Home Loan Bank notes, 2.375%, due 4/5/06, value $1,722)		$1,678		1,678
Goldman, Sachs & Company 2.22%, dated 12/31/04, to be repurchased at $1,500 on 1/3/05 (Collateral: $1,400 Freddie Mac notes, 5.625%, due 3/15/11, value $1,532)		1,500		1,500

Total Short-Term Securities (Identified Cost—$3,178)				3,178
Total Investments (Identified Cost—$173,460)	119.3%			182,957
Obligation to Return Collateral For Securities Lending	(20.7)%			(31,757)
Other Assets Less Liabilities	1.4%			2,089

Net Assets	100.0%			$153,289

A	All or a portion of this security is on loan. See Note 3 to the financial statements.
B	Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 10.7% of net assets.
C	Stepped coupon security – A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.
D	Indexed security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”). The coupon rates are the rates as of December 31, 2004.
E	Treasury Inflation-Protected Security – Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
F	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.

See notes to financial statements.

Annual Report to Shareholders

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2004

(Amounts in Thousands)

Pacific American Income Shares, Inc.

Assets:
Investment securities at market value (Identified Cost—$170,282)	$179,779
Short-term securities at market value (Identified Cost—$3,178)	3,178

Total Investments	$182,957
Cash	200
Interest receivable	2,123
Other assets	14

185,294

Liabilities:
Obligation to return collateral for securities loaned	31,757
Advisory fee payable	64
Accrued expenses	184

32,005

Net Assets Applicable to Common Shareholders	$153,289

Summary of Stockholders’ Equity:
Common stock, par value $.01 per share: authorized 20,000 shares; 9,389 issued and outstanding shares	$94
Additional paid-in capital	141,896
Under/(over) distributed net investment income	175
Accumulated net realized gain/(loss) on investments	1,627
Unrealized appreciation/(depreciation) of investments	9,497

Net assets applicable to outstanding common stock	$153,289

Net asset value per common share ($153,289 ÷ 9,389 common shares issued and outstanding)	$16.33

See notes to financial statements.

Annual Report to Shareholders

STATEMENT OF OPERATIONS

(Amounts in Thousands)

Pacific American Income Shares, Inc.

FOR THE YEAR ENDED DECEMBER 31, 2004
Investment Income:
Interest income	$9,982

Expenses:
Advisory fees	797
Custodian fees	86
Audit and legal fees	125
Directors’ fees and expenses	20
Registration fees	26
Reports to shareholders	69
Taxes, other than federal income taxes	37
Transfer agent and shareholder servicing expense	35
Other	7

1,202
Less fees waived	(24)
Less compensating balance credits	(1)

Total expenses, net of waivers and compensating balance credits	1,177

Net Investment Income	8,805

Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on investments	6,443
Unrealized appreciation/(depreciation) of investments	(3,460)

Net Realized and Unrealized Gain/(Loss) on Investments	2,983

Change in Net Assets Resulting From Operations	$11,788

See notes to financial statements.

Annual Report to Shareholders

STATEMENT OF CHANGES IN NET ASSETS

(Amounts in Thousands)

Pacific American Income Shares, Inc.

	FOR THE YEARS ENDED
	12/31/04	12/31/03
Operations:
Net investment income	$8,805	$8,663
Net realized gain/(loss) on investments	6,443	2,063
Increase/(decrease) in unrealized appreciation of investments	(3,460)	12,365

Change in net assets resulting from operations	11,788	23,091

Distributions to shareholders from:
Net investment income	(8,756)	(9,190)
Net realized gains on investments	(4,882)	—

Total increase/(decrease)	(1,850)	13,901

Net Assets:
Beginning of year	155,139	141,238

End of year	$153,289	$155,139

Undistributed net investment income	$175	$122

See notes to financial statements.

Annual Report to Shareholders

FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share of common stock outstanding throughout each period shown, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information in the financial statements.

	FOR THE YEARS ENDED DECEMBER 31,
	2004	2003	2002	2001	2000
Per Share Operating Performance:
Net asset value, beginning of year	$16.52	$15.04	$15.12	$14.84	$14.54

Net investment income	.94	.92	1.00	1.03	1.08
Net realized and unrealized gain/(loss) on investments	.32	1.54	(.08)	.31	.29

Total from investment operations	1.26	2.46	.92	1.34	1.37

Distributions paid from:
Net investment income	(.93)	(.98)	(1.00)	(1.06)	(1.07)
Net realized gain/(loss) on investments	(.52)	—	—	—	—

Total distributions	(1.45)	(.98)	(1.00)	(1.06)	(1.07)

Net asset value, end of year	$16.33	$16.52	$15.04	$15.12	$14.84

Market value, end of year	$15.44	$15.35	$14.35	$14.56	$13.50

Total Return:
Based on net asset value per share	8.50%	17.13%	6.35%	9.45%	10.73%
Based on market value per share	10.41%	14.07%	5.38%	15.86%	23.34%

Ratios To Average Net Assets:
Expenses	.76%	.94%	.80%	.77%	.78%
Net investment income	5.71%	5.78%	6.75%	6.66%	7.48%

Supplemental Data:
Portfolio turnover rate	81%	47%	43%	116%	78%
Net assets at end of year (in thousands)	$153,289	$155,139	$141,238	$141,932	$139,344

See notes to financial statements.

Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS

(Amounts in Thousands)

Note 1—Organization and Significant Accounting Policies:

Pacific American Income Shares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a closed-end diversified investment company. The significant accounting policies of the Company, which are in accordance with U.S. generally accepted accounting principles, include the following:

(a) Cash—Cash includes demand deposits held with the Company’s custodian and does not include short-term investments.

(b) Investments—Security transactions are recorded on the trade date. Investment securities owned at December 31, 2004, are reflected in the accompanying Portfolio of Investments at their value on December 31, 2004. In valuing portfolio securities, securities listed or traded on a national securities exchange are valued at the last sales price. Each security traded in the over-the-counter market, including listed debt securities whose primary market is believed to be over-the-counter, is generally valued at the mean of the bid and asked prices at the time of computation. Prices are obtained from at least two dealers regularly making a market in the security, unless such prices can be obtained from only a single market maker. The difference between cost and market value is reflected separately as unrealized appreciation or depreciation of investments. Short-term securities are generally stated at cost plus interest earned, which approximates market value.

The net realized gain or loss on investment transactions is determined for federal income tax and financial reporting purposes on the basis of identified cost. Purchases and sales of securities other than short-term and U.S. government securities for the year ended December 31, 2004, aggregated $85,437 and $90,597, respectively. Purchases and sales of U.S. government securities for the year ended December 31, 2004, were $38,069 and $31,915, respectively.

(c) Repurchase Agreements—The Company may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Company’s investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Company enters into repurchase agreements to evaluate potential risks.

(d) Compensating Balance Credits—The Company has an arrangement with its custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on the Company’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments. For the year ended December 31, 2004, the Company earned compensating balance credits of $1.

(e) Recognition of income, expenses and distributions to shareholders—The Company accrues interest income and expenses on a daily basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

(f) Federal income taxes—No provision for federal income or excise taxes is required since the Company intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gains to its shareholders. Because federal income tax regulations differ from U.S. generally accepted accounting principles, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

Distributions during the years ended December 31, 2004 and 2003, were characterized as follows for tax purposes:

	2004	2003
Ordinary income	$8,756	$9,190
Long-term capital gains	4,882	—

Total Distributions	$13,638	$9,190

Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

The tax basis components of net assets at December 31, 2004, were:

Unrealized appreciation	$9,617
Unrealized depreciation	(127)

Net unrealized appreciation/(depreciation)	9,490
Undistributed ordinary income	728
Undistributed long-term capital gains	1,081
Paid-in-capital	141,990

$153,289

Pursuant to federal income tax regulations applicable to investment companies, the Company has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year. For the year ended December 31, 2004, there were no net realized capital losses reflected in the accompanying financial statements that would be recognized for federal income tax purposes in 2004. The Company intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. As of December 31, 2004, the Company has no capital loss carryforwards.

For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences For the year ended December 31, 2004, the Fund recorded the following permanent reclassifications, which relate primarily to reclassifications of gains/losses on paydown securities. Results of operations and net assets were not affected by these reclassifications.

Undistributed net investment income	$4
Accumulated realized gains/(losses)	(4)

At December 31, 2004, the cost of investments for federal income tax purposes was $ 173,467.

(g) Use of estimates—Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(h) Foreign currency translation—Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

(i) Other—In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company’s maximum exposure under these arrangements is dependent on claims that may be made against the Company in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 2—Investment Advisory Agreement and Affiliated Persons:

The Company has entered into an investment advisory agreement with Western Asset Management Company (“Adviser”), which is a wholly owned subsidiary of Legg Mason, Inc., pursuant to which the Adviser provides investment advice and administrative services to the Company. In return for its services, the Company pays the Adviser a monthly fee at an annual rate of 0.70% of the average monthly net assets of the Company up to $60,000 and 0.40% of such net assets in excess of $60,000. If expenses (including the Adviser’s fee but excluding interest, taxes, brokerage fees, the expenses of any offering by the Company of its securities, and extraordinary expenses beyond the control of the Company) borne by the Company in any fiscal year exceed 1.5% of average net assets up to $30,000 and 1% of average net assets over $30,000, the Adviser will reimburse the Company for any excess. No expense reimbursement is due for the year ended December 31, 2004.

Western Asset Management Company Limited (“WAML”) provides the Company with investment research, advice, management and supervision and a continuous investment program for the Company’s portfolio of non-dollar securities consistent with

Annual Report to Shareholders

the Company’s investment objectives and policies. As compensation, the Adviser pays WAML a fee based on the pro rata assets of the Company managed by WAML during the month.

Under the terms of an Administrative Services Agreement among the Company, the Adviser, and Legg Mason Fund Adviser, Inc. (the “Administrator”), the Adviser (not the Company) pays the Administrator a monthly fee of $3, an annual rate of $36.

Note 3—Securities Loaned:

The Company lends its securities to approved brokers to earn additional income and receives cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by the Company’s lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of loaned securities. At December 31, 2004, the market value of the securities on loan to broker-dealers was $31,118, for which the Company received collateral of $31,757 in cash. Such collateral is in the possession of the Company’s custodian. The cash was invested in the State Street Navigator Securities Lending Prime Portfolio and is included in the Company’s schedule of investments. As with other extensions of credit, the Company may bear the risk of delay in recovery or even loss of rights to the collateral should the borrower of the securities fail financially.

Note 4—Forward Currency Exchange Contracts:

Forward foreign currency contracts are marked-to-market daily using foreign currency exchange rates supplied by an independent pricing service. The change in a contract’s market value is recorded by the Company as an unrealized gain or loss. When the contract is closed or delivery is taken, the Company records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Company’s securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Company could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

At December 31, 2004, there were no open forward currency exchange contracts.

Note 5—Director Compensation (dollar amounts are not in thousands):

For the year ended December 31, 2004, each Director received an aggregate fee of $40,000 annually for serving on the combined Board of Directors/Trustees of the Company, Western Asset Funds, Inc. and Western Asset Premier Bond Fund. Each Director also received a fee of $5,000 and related expenses for each meeting of the Board attended in-person and a fee of $2,500 for participating in a telephonic meeting. The Chairman of the Board and the Chairman of the Audit Committee each received an additional $10,000 per year for serving in such capacities. Audit Committee members received an annual fee of $5,000 for serving as a member of the Audit Committee. Other committee members received an annual fee of $2,500 for serving as a member of each committee upon which they serve. Committee members also received a fee of $2,500 for participating in each telephonic committee meeting. All such fees were allocated among the Company, Western Asset Funds, Inc. and Western Asset Premier Bond Fund according to each such investment company’s average net assets.

Note 6—Common Shares

Of the 9,389 shares of common stock outstanding, Western Asset Management Company and affiliated shareholders own 208 shares.

Annual Report to Shareholders

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Stockholders and Directors of Pacific American Income Shares, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Pacific American Income Shares, Inc. (the “Fund”) at December 31, 2004, the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland

February 11, 2005

Annual Report to Shareholders

DIRECTORS AND OFFICERS

The table below provides information about each of the Fund’s Directors and officers, including biographical information about their business experience and information about their relationships with Western Asset Management Company and its affiliates. Except as shown, each Director’s and officer’s principal occupation and business experience for the last five years has been with the employer(s) indicated, although in some cases the Director or officer may have held different positions with such employer(s). The mailing address of each Director and officer is 385 East Colorado Boulevard, Pasadena, California 91105.

Name and Age	Position(s) Held With Company	Term of Office and Length of Time ServedA	Number of Portfolios Overseen in the Fund ComplexB	Other Directorships Held	Principal Occupation(s) During the Past Five Years
Independent Directors
McGagh, William G. Age 75	Chairman and Director	Since 1984	14	None	Consultant, McGagh Associates (corporate financial consulting), since 1989; Chairman of the Board of the John Tracy Clinic; Chairman of the Board of the Los Angeles Orthopaedic Hospital. Formerly: Senior Vice President, Chief Financial Officer and Director of Northrop Grumman Corp. (defense, aerospace and cyberspace products).
Arnault, Ronald J. Age 61	Director	Since 1997	14	None	Retired (1996) Executive Vice President, Chief Financial Officer and Director of Atlantic Richfield Company.
Bryson, John E. Age 61	Director	Since 1987	14	The Boeing Company and The Walt Disney Company.	Chairman and CEO, Edison International, (electric power generator, distributor and structured finance provider) since 1990; Chairman of Southern California Edison Company (1990-1999 and 2003-present); Chief Executive Officer of Southern California Edison Company (1990-1999).
DeFrantz, Anita L. Age 52	Director	Since 1998	14	OBN Holdings, Inc.	President, since 1987, and Director, since 1990, Amateur Athletic Foundation of Los Angeles; President and Director, Kids in Sports, since 1994; Vice President and Director, International Rowing Federation, since 1997; Member, International Olympic Committee (“IOC”), since 1986; Member, IOC Executive Board, 1992-2001; Member, U.S. Olympic Committee (“USOC”), since 1976; Member, USOC Executive Board, since 1977.
Siart, William E.B. Age 58	Director	Since 1997	14	None	Chairman, Walt Disney Concert Hall, Inc., since 1998; Chairman, since 2000, President and Chief Executive Officer (1998-2000), Excellent Education Development. Formerly: Chairman and Chief Executive Officer, First Interstate Bancorp.
Simpson, Louis A. Age 68	Director	Since 1994	14	None	President and Chief Executive Officer, Capital Operations, GEICO Corporation, since 1993. Formerly: President and Chief Executive Officer, Western Asset Management Company (1977-1979).
Studenmund, Jaynie Miller Age 50	Director	Since 2004	14	aQuantive Inc.	Chief Operating Officer, Overture Services, Inc. (2001-2004); President and Chief Operating Officer, Paymybills.com (2000-2001); Executive Vice President, Home Savings of America (1997-1998).

Annual Report to Shareholders

DIRECTORS AND OFFICERS—Continued

Name and Age	Position(s) Held With Company	Term of Office and Length of Time ServedA	Number of Portfolios Overseen in the Fund ComplexB	Other Directorships Held	Principal Occupation(s) During the Past Five Years
Officers
Hirschmann, James W. Age 43	President	Since 1999	N/A	N/A	Director, President, and Chief Executive Officer, Western Asset, March 1999 to present; Director, Western Asset Management Company Limited, 1999 to present; Member, Board of Directors of Medical Simulation Corporation; Member, Board of Trustees of Widener College; President, Western Asset Funds, Inc. and Western Asset Premier Bond Fund. Formerly: Director of Marketing, Western Asset, April 1989 to 1998; Vice President and Director of Marketing, Financial Trust Corporation (bank holding company), 1988-1989; Vice President of Marketing, Atalanta/Sosnoff Capital (investment management company), 1986-1988.
Grannis, Scott F. Age 55	Vice President	Since 1990	N/A	N/A	Chief Economist, Western Asset Management Company, 1989 to present; Vice President, Western Asset Funds, Inc., 1990 to present. Formerly: Vice President, Leland O’Brien Rubinstein (investment advisory firm), 1986 to 1989; Senior Economist, Claremont Economics Institute, 1980 to 1986.
Harker, Ilene S. Age 49	Vice President	Since 1993	N/A	N/A	Head of Enterprise Risk, Western Asset Management Company, 2003 to present; Vice President, Western Asset Funds, Inc.; 1990 to present, and Western Asset Premier Bond Fund, 2001 to present. Formerly: Secretary and Director of Compliance and Controls, Western Asset Management Company, 1978 to 2003; Secretary of Western Asset Funds, Inc. and the Company, 1993 to 1999.
Leech, S. Kenneth Age 50	Vice President	Since 1998	N/A	N/A	Chief Investment Officer, Western Asset Management Company, 1998 to present; Vice President, Western Asset Premier Bond Fund, and Western Asset Funds, Inc. Formerly: Director of Portfolio Management, Western Asset Management Company, 1990-1998; Senior Trader, Greenwich Capital, 1988-1990; Fixed Income Manager of The First Boston Corporation (holding company; stock and bond dealers), 1980-1987; Portfolio Manager of National Bank of Detroit, 1977-1980.
Walsh, Stephen A. Age 45	Vice President	Since 1999	N/A	N/A	Deputy Chief Investment Officer, Western Asset Management Company, 2000 to present; Vice President, Western Asset Funds, Inc. Formerly: Director of Portfolio Management, Western Asset Management Company, 1998 to 2000; Senior Portfolio Manager, Western Asset Management Company, 1991 to 2000; Portfolio Manager and Trader, Security Pacific Investment Managers, Inc. (investment management company), 1989 to 1991; Portfolio Manager of Atlantic Richfield Company, 1981 to 1988.
Mrozek, Lisa G. Age 42	Secretary	Since 1999	N/A	N/A	Senior Compliance Officer, Western Asset Management Company; Member of Board of Directors of California Dollars for Scholars; Member of Board of Trustees of Scholarship America; Secretary, Western Asset Funds, Inc. and Western Asset Premier Bond Fund. Formerly: Assistant Vice President, Fund Business Management, Capital Research and Management Company (an investment management firm), 1990-1999.

Annual Report to Shareholders

Name and Age	Position(s) Held With Company	Term of Office and Length of Time ServedA	Number of Portfolios Overseen in the Fund ComplexB	Other Directorships Held	Principal Occupation(s) During the Past Five Years
Officers
Karpinski, Marie K. Age 55	Treasurer and Principal Financial Accounting Officer	Since 2001	N/A	N/A	Vice President, Legg Mason Wood Walker, Incorporated, 1992 to present; Vice President and Treasurer of all Legg Mason retail funds (open-end investment companies), 1986 to present; Vice President and Treasurer of Legg Mason Charles Street Trust, Inc. (open-end investment company), 1998 to present; Vice President, Treasurer and Principal Financial and Accounting Officer, Western Asset Funds, Inc. (open-end investment company), 1990 to present; Treasurer and Principal Financial and Accounting Officer, Western Asset Premier Bond Fund, 2001 to present, Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2003 to present, and Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2, 2004 to present. Formerly: Assistant Treasurer of the Company, 1988 to 2001.
Olmert, Amy M. Age 41	Chief Compliance Officer	Since 2004	N/A	N/A	Senior Vice President of Legg Mason, Inc. since 2004. Vice President and Chief Compliance officer of all Legg Mason retail funds (open-end investment companies), Chief Compliance Officer of Western Asset Funds, Inc., Western Asset Premier Bond Fund, Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund and Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2 since 2004. Formerly: Managing Director, Deutsche Asset Management (1997-2004).
Morris, Erin K. Age 38	Assistant Treasurer	Since 2001	N/A	N/A	Assistant Vice President of Legg Mason Wood Walker, Incorporated, 2002 to present; Assistant Treasurer (2001 to present) of: Legg Mason Income Trust, Inc., Legg Mason Cash Reserve Trust, Legg Mason Tax Exempt Trust, Inc., Legg Mason Tax-Free Income Fund, Western Asset Funds, Inc. and Western Asset Premier Bond Fund; Assistant Treasurer of Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund, 2003 to present, and Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2, 2004-present; Manager, Fund Accounting, Legg Mason Wood Walker, Incorporated (2000 to present). Formerly: Assistant Manager, Fund Accounting, Legg Mason Wood Walker, Incorporated (1993-2000).
A	Each of the Directors of the Fund shall hold office until his successor shall have been duly elected and shall qualify, until he shall resign or shall have been removed or until required by applicable law or the rules of any exchange on which the Fund’s stock is listed.
Each officer shall hold office until his successor shall have been duly chosen and shall qualify or until his resignation or removal.
B	Each Director also serves as a Trustee for Western Asset Premier Bond Fund (closed-end investment company) and a Director of Western Asset Funds, Inc. (open-end investment company), which are considered part of the same Fund Complex as the Fund.

Annual Report to Shareholders

PRIVACY POLICY

We are committed to keeping nonpublic personal information about you secure and confidential. This notice is intended to help you understand how we fulfill this commitment.

From time to time, we may collect a variety of personal information about you, including:

•	Information we receive from you on applications and forms, via the telephone, and through our websites;

•	Information about your transactions with us, our affiliates, or others (such as your purchases, sales, or account balances); and

•	Information we receive from consumer reporting agencies.

We do not disclose your nonpublic personal information, except as permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions. We may also provide this information to companies that perform services on our behalf, such as printing and mailing, or to other financial institutions with whom we have joint marketing agreements. We will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them.

With respect to our internal security procedures, we maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information, and we restrict access to this information.

If you decide at some point either to close your account(s) or become an inactive customer, we will continue to adhere to our privacy policies and practices with respect to your nonpublic personal information.

This notice is being provided on behalf of:

Pacific American Income Shares, Inc.

Pacific American Income Shares, Inc.

The Board of Directors

William G. McGagh, Chairman

Ronald J. Arnault

John E. Bryson

Anita L. DeFrantz

William E. B. Siart

Louis A. Simpson

Jaynie Miller Studenmund

Officers

James W. Hirschmann, President

Scott F. Grannis, Vice President

Ilene S. Harker, Vice President

S. Kenneth Leech, Vice President

Stephen A. Walsh, Vice President

Marie K. Karpinski, Treasurer and Principal Financial and Accounting Officer

Amy M. Olmert, Chief Compliance Officer

Erin K. Morris, Assistant Treasurer

Lisa G. Mrozek, Secretary

Investment Advisers

Western Asset Management Company

385 East Colorado Boulevard

Pasadena, CA 91101

Western Asset Management Company Limited

155 Bishopsgate

London, England EC2N3TY

Custodian

State Street Bank & Trust Company

P.O. Box 1031

Boston, MA 02103

Counsel

Ropes & Gray LLP

45 Rockefeller Plaza

New York, NY 10111

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

250 West Pratt Street

Baltimore, MD 21201

Transfer Agent

EquiServe Trust Company, N.A.

P.O. Box 43011

Providence, RI 02940-3011

Pacific American Income Shares, Inc.

P.O. Box 983

Pasadena, California 91105

In accordance with Section 23(c) of the Investment Company Act of 1940, the Fund hereby gives notice that it may, from time to time, repurchase its shares in the open market at the option of the Board of Directors, and on such terms as the Board of Directors shall determine.

PACAM-AR-04

Item 2 – Code of Ethics

(a)	Pacific American Income Shares, Inc. (the “Registrant”) has adopted a Code of Ethics, as defined in the instructions to Item 2 of Form N-CSR, that applies to the Registrant’s principal executive, financial and accounting officers, a copy of which is attached as an exhibit to this Form N-CSR.

(b)	Omitted.

(c)	Not applicable.

(d)	Not applicable.

(e)	Not applicable.

Item 3 – Audit Committee Financial Expert

The Audit Committee of the Registrant’s Board of Directors is comprised solely of Directors who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002 (the “Regulations”)). In addition, the Board of Directors of the Registrant has determined that Mr. Ronald J. Arnault qualifies as an “audit committee financial expert” (as such term has been defined in the Regulations) based on its review of his pertinent experience, knowledge and education. The SEC has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Directors in absence of such designation or identification.

Item 4 – Principal Accounting Fees and Services

(a)	Audit Fees

Fiscal Year Ended December 31, 2003 - $33,900

Fiscal Year Ended December 31, 2004 - $36,000

(b)	Audit-Related Fees

Fiscal Year Ended December 31, 2003 - $2,700

Fiscal Year Ended December 31, 2004 - $2,500

Services include interim audit security pricing.

PricewaterhouseCoopers LLP did not bill fees for non-audit services that required pre-approval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(c)	Tax Fees

Fiscal Year Ended December 31, 2003 - $870

Fiscal Year Ended December 31, 2004 - $950

Services include preparation of federal and state income tax returns and preparation of excise tax returns.

PricewaterhouseCoopers LLP did not bill fees for tax services that required pre-approval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(d)	All Other Fees

There were no fees billed to the Registrant during each of the last two fiscal years by PricewaterhouseCoopers LLP that were not disclosed in Items 4(a), (b) or (c) above.

PricewaterhouseCoopers LLP did not bill fees for services not included in Items 4(a), (b) or (c) above that required pre-approval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(e)	(1) The Audit Committee has determined that all work performed for the Registrant by PricewaterhouseCoopers LLP will be pre-approved by the full Audit Committee and, therefore, has not adopted pre-approval policies and procedures.

(2) None.

(f)	Not applicable.

(g)	Non-Audit Fees

Fiscal Year Ended December 31, 2003 - $883,350

Fiscal Year Ended December 31, 2004 - $372,631

(h)	The Audit Committee of the Registrant has considered whether the non-audit services that were rendered by the Registrant’s principal accountant to the Registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser and that were not pre-approved by the Audit Committee are compatible with maintaining the principal accountant’s independence.

Item 5 – Audit Committee of Listed Registrants

The Registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee of the Registrant is comprised of Ronald J. Arnault, William E.B. Siart, Louis A. Simpson and Jaynie Miller Studenmund.

Item 6 – Schedule of Investments

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the annual report to shareholders contained in Item 1 hereof.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Registrant has delegated the voting of proxies relating to its portfolio securities to its sub-adviser, Western Asset Management Company (the “Sub-Adviser”). The Proxy Voting Policies and Procedures of the Sub-Adviser are attached as an exhibit to this Form N-CSR.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item 10.

Item 11 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods in the SEC’s rules and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)(1)	Code of Ethics subject to the disclosure required by Item 2 – filed as an exhibit hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – filed as an exhibit hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 – filed as an exhibit hereto.

(c)	Proxy Voting Policies and Procedures subject to the disclosure required by Item 7 – filed as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific American Income Shares, Inc.

By:	/s/ JAMES W. HIRSCHMANN
James W. Hirschmann
President, Pacific American Income Shares, Inc.

Date: February 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JAMES W. HIRSCHMANN
James W. Hirschmann
President, Pacific American Income Shares, Inc.

Date: February 25, 2005

By:	/s/ MARIE K. KARPINSKI
Marie K. Karpinski
Treasurer and Principal Financial Accounting Officer, Pacific American Income Shares, Inc.

Date: February 25, 2005